Business Acquisitions (Additional Information) (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 09, 2012	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Business Acquisition [Line Items]
Business acquisition price paid in cash	$ 1,249.5
Acquisition-related transaction and integration costs		$ 0.0	$ 15.2	$ 41.5
Compensation Expense [Member]
Business Acquisition [Line Items]
Acquisition-related transaction and integration costs			3.9	26.2
Purchased Services [Member]
Business Acquisition [Line Items]
Acquisition-related transaction and integration costs			1.1	10.6
Other Integration Costs [Member]
Business Acquisition [Line Items]
Acquisition-related transaction and integration costs			$ 10.2
Amortization Expense [Member]
Business Acquisition [Line Items]
Acquisition-related transaction and integration costs				2.4
Professional and Legal Fees [Member]
Business Acquisition [Line Items]
Acquisition-related transaction and integration costs				$ 2.3